Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions
Schedule of movements in other provisions
2022
US $ in millions
Balance at the beginning of the year	28.3
Provisions added during the year	31.9
Provisions utilized during the year	(7.3)
Provisions reversed during the year	(2.7)
Balance at the end of the year	50.2